Restricted cash	6 Months Ended
Jun. 30, 2019
Restricted Cash and Investments [Abstract]
Restricted cash
Restricted cash
Restricted cash as at June 30, 2019 (Successor) and December 31, 2018 (Successor) was as follows:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Accounts pledged as collateral for senior secured notes (1)	—	328
Accounts pledged as collateral for performance bonds and similar guarantees	103	101
Demand deposit pledged as collateral for tax related guarantee (2)	86	—
Other	29	32
Total restricted cash	218	461

(1)	The balance of this account was used to repurchase senior secured notes on April 10, 2019 (see note 15 - Debt for further details).

(2)
We placed a total of $86 million of collateral with BTG Bank under a letter of credit agreement. This related to long-running tax disputes which are currently being litigated through the Brazilian courts.

Restricted cash is presented in our Consolidated Balance Sheet as follows:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Current restricted cash	132	461
Non-current restricted cash	86	—
Total restricted cash	218	461